UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               02/13/2007
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        101

Form 13F Information Table Value Total:     108,882
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RESPIRATORY THERAPEUTICS COM              00635P107      842    20633 SH       SOLE                    15268              5365
AIR PRODUCTS & CHEMICAL INC    COM              009158106      246     3500 SH       SOLE                     3500
AKAMAI TECHNOLOGIES INC COM    COM              00971T101      744    14015 SH       SOLE                    10330              3685
ALLGEHENY TECHNOLOGIES INC     COM              01741R102     1640    18090 SH       SOLE                     9585              8505
ALLIANCE DATA SYSTEMS CORP COM COM              018581108     1703    27254 SH       SOLE                    21364              5890
AMERICAN EXPRESS CO            COM              025816109      741    12212 SH       SOLE                     5637              6575
AMGEN INC                      COM              031162100     1656    24249 SH       SOLE                    12804             11445
ANADARKO PETROLEUM CORP        COM              032511107      266     6120 SH       SOLE                     6120
ANADIGICS INC COM              COM              032515108     1028   116036 SH       SOLE                    85811             30225
APPLE INC                      COM              037833100     2365    27873 SH       SOLE                    17098             10775
AT + T                         COM              00206R102     2178    60931 SH       SOLE                    34206             26725
BANK OF AMERICA CORP           COM              060505104     1531    28681 SH       SOLE                    14531             14150
BARE ESCENTUALS INC            COM              067511105      603    19395 SH       SOLE                    14345              5050
BEST BUY INC                   COM              086516101     1411    28679 SH       SOLE                    15715             12964
CANADIAN NATIONAL RAILWAY CO A COM              136375102     1804    41924 SH       SOLE                    24504             17420
CAPELLA EDUCATION COMPANY      COM              139594105      516    21290 SH       SOLE                    15765              5525
CARPENTER TECHNOLOGY CORP COM  COM              144285103     1008     9828 SH       SOLE                     7248              2580
CB RICHARD ELLIS GROUP INC-A   COM              12497T101     1427    42995 SH       SOLE                    19535             23460
CELGENE CORP                   COM              151020104      368     6400 SH       SOLE                     6400
CEPHALON INC COM               COM              156708109     1371    19476 SH       SOLE                    15981              3495
CHEVRONTEXACO CORP             COM              166764100     1945    26457 SH       SOLE                    12852             13605
CHUBB CORP                     COM              171232101     1413    26704 SH       SOLE                    14839             11865
CISCO SYSTEMS INC              COM              17275R102     1747    63929 SH       SOLE                    37654             26275
CITIGROUP INC                  COM              172967101     1419    25478 SH       SOLE                    10633             14845
COACH INC                      COM              189754104      509    11840 SH       SOLE                    11840
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102     1029    13339 SH       SOLE                    10759              2580
COLGATE-PALMOLIVE CO           COM              194162103      258     3954 SH       SOLE                     3954
COMCAST CORP-CL A              COM              20030N101     2118    50045 SH       SOLE                    29060             20985
COMMSCOPE INC                  COM              203372107      741    24320 SH       SOLE                    17745              6575
CONOCOPHILLIPS                 COM              20825C104      974    13532 SH       SOLE                     5882              7650
CORE LABORATORIES NV F         COM              N22717107      581     7170 SH       SOLE                     5300              1870
CORNING INC                    COM              219350105      954    50985 SH       SOLE                    23070             27915
CORPORATE EXECUTIVE BRD CO COM COM              21988R102      286     3259 SH       SOLE                     3259
COVENTRY HEALTH CARE INC COM   COM              222862104      779    15566 SH       SOLE                    11516              4050
CVS CORP                       COM              126650100     1523    49265 SH       SOLE                    29175             20090
DIGENE CORP COM                COM              253752109      614    12823 SH       SOLE                     9503              3320
DIVX INC                       COM              255413106      377    16330 SH       SOLE                    12090              4240
E TRADE FINL CORP              COM              269246104      258    11520 SH       SOLE                    11520
EMERGENCY MED SVCS CORP-A      COM              29100P102      596    28390 SH       SOLE                    20905              7485
EMERSON ELECTRIC CO            COM              291011104     2356    53434 SH       SOLE                    32274             21160
EXXON MOBIL CORP               COM              30231G102     1892    24694 SH       SOLE                    24694
FPL GROUP INC                  COM              302571104     1120    20584 SH       SOLE                     8229             12355
GENERAL DYNAMICS CORP          COM              369550108      806    10834 SH       SOLE                     4919              5915
GENERALE CABLE CORP DEL NEW CO COM              369300108     1324    30284 SH       SOLE                    24019              6265
GENZYME CORP COM GEN DIV       COM              372917104      262     4255 SH       SOLE                     4255
GFI GROUP INC COM              COM              361652209     1067    17130 SH       SOLE                    12680              4450
GILEAD SCIENCES INC            COM              375558103      383     5895 SH       SOLE                     5895
GOLDMAN SACHS GROUP INC        COM              38141G104     2584    12964 SH       SOLE                     7584              5380
GOOGLE INC CL A                COM              38259P508     1386     3010 SH       SOLE                     1880              1130
HALLIBURTON CO                 COM              406216101     1457    46923 SH       SOLE                    24568             22355
HARRIS CORP DEL COM            COM              413875105     1349    29413 SH       SOLE                    23913              5500
HCC INS HLDGS INC              COM              404132102      858    26730 SH       SOLE                    19785              6945
HERBALIFE LTD SHS              COM              G4412G101     1085    27013 SH       SOLE                    20013              7000
HEWLETT PACKARD CO             COM              428236103     2397    58192 SH       SOLE                    34372             23820
HOLOGIC INC                    COM              436440101      832    17590 SH       SOLE                    13020              4570
INTERCONTINENTALEXCHANGE INC   COM              45865V100      855     7925 SH       SOLE                     5860              2065
INTUITIVE SURGICAL INC         COM              46120E602      495     5165 SH       SOLE                     3825              1340
JOHNSON CONTROLS INC           COM              478366107      215     2500 SH       SOLE                     2500
JONES LANG LASALLE INC COM     COM              48020Q107     1162    12610 SH       SOLE                    10220              2390
JPMORGAN CHASE & CO            COM              46625H100     1767    36576 SH       SOLE                    21071             15505
KENEXA CORP COM                COM              488879107      837    25166 SH       SOLE                    18521              6645
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104     1870    22863 SH       SOLE                    13753              9110
MARTHA STEWART LIVING INC CL A COM              573083102      683    31175 SH       SOLE                    23070              8105
MCDONALDS CORP                 COM              580135101      297     6700 SH       SOLE                     6700
MEDTRONIC INC                  COM              585055106      529     9895 SH       SOLE                     9895
MELCO PBL ENTERTAINMENT        COM              585464100      230    10825 SH       SOLE                    10825
MEMC ELECTRONIC MATERIALS INC  COM              552715104      243     6215 SH       SOLE                     6215
MERRILL LYNCH & CO INC         COM              590188108     1285    13798 SH       SOLE                     6478              7320
MIDDLEBY CORP                  COM              596278101      964     9210 SH       SOLE                     6805              2405
NIGHTHAWK RADIOLOGY HLDGS INC  COM              65411n105     1041    40825 SH       SOLE                    30145             10680
NOVATEL INC                    COM              669954109      549    13750 SH       SOLE                    10175              3575
NUTRI SYS INC NEW COM          COM              67069D108      934    14740 SH       SOLE                    10905              3835
NYSE GROUP INC                 COM              62949W103      726     7470 SH       SOLE                     4360              3110
OFFICEMAX INC DEL COM          COM              67622P101      957    19270 SH       SOLE                    14260              5010
ORACLE CORP                    COM              68389X105     1486    86700 SH       SOLE                    48880             37820
PENNEY J C CO                  COM              708160106     2145    27731 SH       SOLE                    15571             12160
PEPSICO INC                    COM              713448108     1956    31272 SH       SOLE                    20502             10770
PHELPS DODGE CORP              COM              717265102     1753    14641 SH       SOLE                     7915              6726
PHILLIPS VAN HEUSEN CORP COM   COM              718592108      890    17735 SH       SOLE                    13125              4610
PROCTER & GAMBLE CO            COM              742718109     2198    34206 SH       SOLE                    20631             13575
REDBACK NETWORKS INC COM NEW   COM              757209507      670    26865 SH       SOLE                    19835              7030
REYNOLDS AMERICAN INC          COM              761713106      804    12280 SH       SOLE                    11290               990
ROGERS COMM INC CL B           COM              775109200     1028    17244 SH       SOLE                     7062             10182
SCHERING PLOUGH CORP           COM              806605101     1727    73045 SH       SOLE                    41380             31665
STAPLES INC                    COM              855030102     1435    53732 SH       SOLE                    31752             21980
SUNPOWER CORP-CLASS A          COM              867652109      683    18375 SH       SOLE                    13240              5135
SUNTRUST BANKS INC             COM              867914103      270     3203 SH       SOLE                     3203
SYNCHRONOSS TECHNOLOGIES INC   COM              87157B103      532    38805 SH       SOLE                    28730             10075
TEREX CORP                     COM              880779103     1017    15750 SH       SOLE                    15450               300
TJX COS INC                    COM              872540109     1783    62528 SH       SOLE                    37043             25485
TRANSOCEAN INC                 COM              G90078109      320     3951 SH       SOLE                     3951
TWEEN BRANDS INC COM           COM              901166108      705    17667 SH       SOLE                    13052              4615
TXU CORP                       COM              873168108      672    12391 SH       SOLE                     6096              6295
UNDER ARMOUR INC-CL A          COM              904311107      724    14360 SH       SOLE                    10620              3740
UNITEDHEALTH GROUP INC         COM              91324P102     2214    41210 SH       SOLE                    24070             17140
VARIAN MED SYS INC COM         COM              92220P105     1833    38530 SH       SOLE                    26515             12015
W H ENERGY SVCS INC COM        COM              92925E108     1070    21970 SH       SOLE                    16255              5715
WESCO INTERNATIONAL INC        COM              95082P105      486     8260 SH       SOLE                     6115              2145
WILLIAMS SCOTSMAN INTL INC     COM              96950G102      579    29520 SH       SOLE                    21850              7670
XTO ENERGY INC                 COM              98385X106     1534    32609 SH       SOLE                    20321             12288
